Income Tax Status (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]	12 Months Ended
Dec. 31, 2025
Income Tax Status [Abstract]
IRS favorable opinion letter	true
IRS favorable opinion letter, date	Jun. 30, 2020
Tax-exempt qualified status	Qualified Plan [Member]